Financial instruments - fair values and risk management	6 Months Ended
Jun. 30, 2026
Financial instruments - fair values and risk management.
Financial instruments - fair values and risk management

25.Financial instruments - fair values and risk management

A.Accounting classifications

The following table shows the carrying amounts of financial assets and financial liabilities as at June 30, 2026 and December 31, 2025.

The Company’s trade and other receivables, prepaid tax, indemnification asset and related tax liabilities, cash and cash equivalents, treasury notes recorded at amortized cost and trade and other payables approximate their fair value due their short-term nature. Company’s investments, current and non-current (other than the treasury notes) are accounted at fair value (either through profit and loss or through OCI). Loans receivable current and non-current are a reasonable approximation of their fair value as they have been impaired to their expected return.

Financial assets are as follows:

	June 30, 2026	December 31, 2025
Financial assets at amortized cost
Trade receivables	30,226	31,743
Cash	78,242	62,908
Loans receivable	510	1,490
Other investments - current	38,010	45,408
Total	146,988	141,549

	June 30, 2026	December 31, 2025
Financial assets measured at fair value
Other investments - current - fair value through profit or loss - Level 1	5,239	—
Other investments - non-current - fair value through other comprehensive income - Level 1	3,243	3,341
Other investments - non-current - fair value through profit or loss - Level 1	15,770	13,074
Total	24,252	16,415

Financial liabilities are as follows:

	June 30, 2026	December 31, 2025
Financial liabilities not measured at fair value
Trade and other payables	27,742	25,138
Total	27,742	25,138

	June 30, 2026	December 31, 2025
Financial liabilities measured at fair value
Share warrant obligations - Level 1	150	362
Total	150	362

B.Financial risk management

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls, and monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in the Group’s activities.

The Group has exposure to the following risk arising from financial instruments:

(i)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the reporting date. The Group’s credit risk arises from Trade and other receivables, Loans receivable and Other investments. As at June 30, 2026 and December 31, 2025 the largest debtor of the Group constituted 25% and 25% of the Group’s Trade and other receivables, respectively, and the 3 largest debtors of the Group constituted 55% and 57% of the Group’s Trade and other receivables respectively.

Credit risk related to trade receivables is considered insignificant, since almost all sales are generated through major companies, with consistently high credit ratings. These distributors pay the Group monthly, based on sales to the end users. Payments are made within 3 months after the sale to the end customer. The distributors take full responsibility for tracking and accounting of end customer sales and send to the Group monthly reports that show amounts to be paid. The Group does not have any material overdue or impaired accounts receivable.

Credit risk related to Other investments is also insignificant due to the fact that they are represented by government bonds and US treasury notes which are rated AAA based on Fitch’s ratings.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	June 30, 2026	December 31, 2025
Loans receivables	510	1,490
Trade receivables	30,226	31,743
Cash	78,242	62,908
Other investments - current	43,249	45,408
Other investments - non-current	19,013	16,415

Expected credit loss assessment for corporate customers as at June 30, 2026 and December 31, 2025

The Group allocates each exposure a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to external ratings, audited financial statements, management accounts, and cash flows projections) and applying experienced credit judgment.

Loan receivables

Loan receivables are provided to associates and the Company’s employees. The Group considers that its loans provided to associates have increased credit risk based on the weak recent performance of associates due to general market conditions. As a result, the specific provisions for ECL were booked in respect of the loans to associates. The ECL and change in fair value balance in respect of Loan receivables is 35,776 as at December 31, 2025 and as at June 30, 2026. See Note 14 for the description of the methods used to estimate them.

Trade and other receivables

The ECL allowance in respect of Trade and other receivables is determined on the basis of the lifetime expected credit losses (“LTECL”). The Group uses the credit rating for each of the large debtors where available or makes its own judgment as to the credit quality of its debtors based on their most recent financial reporting or the rating assigned to their country of incorporation. After assigning the credit rating to each of the debtors the Group determines the probability of default (“PD”) and loss given default (“LGD”) based on the data published by the internationally recognized rating agencies. The determined amounts of allowances for ECL for each of the debtors are then adjusted for the forecasted macroeconomic factors, which include the forecasted unemployment rate in each of the countries where the debtors are incorporated and forecasted growth rate of the global gaming market from publicly available sources. The amount of ECL in respect of trade and other receivables is 1,462 as at December 31, 2025 and 1,455 as at June 30, 2026.

The following table provides information about the exposure to credit risk and ECL for trade receivables:

		Weighted	Gross
	Equivalent to external	average	carrying	Impairment loss	Credit
December 31, 2025	credit rating	loss rate	amount	allowance	Impaired
Low risk	Baa3 – A3	0.05%	33,203	(15)	No
Loss	Ca-C – Aa2	100%	1,447	(1,447)	Yes
			34,650	(1,462)

		Weighted	Gross
	Equivalent to external	average	carrying	Impairment loss	Credit
June 30, 2026	credit rating	loss rate	amount	allowance	Impaired
Low risk	Baa3 – A3	0.03%	30,643	(8)	No
Loss	Ca-C – Aa2	100%	1,447	(1,447)	Yes
			32,090	(1,455)

Specific ECL provision for the entire amount of certain accounts receivable was booked as at December 31, 2025 and June 30, 2026 even though their relevant external credit rating is associated with low credit risk. We did so on the basis of specific evaluation where the Company came to a view that notwithstanding the sufficient credit rating the receipt of these accounts receivable is not likely within the foreseeable future due to specific regulatory and commercial circumstances.

Cash and cash equivalents

The cash are held with financial institutions, which are rated BB- to A+ based on Fitch’s ratings.

(ii)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables over the next 90 days.

Excess cash is invested only in highly liquid triple A rated securities (mainly US treasury notes, bonds and ETFs).

The following are the contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments.

December 31, 2025	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	1,087	1,136	228	618	290
Trade and other payables	25,138	25,138	25,138	—	—
	26,225	26,274	25,366	618	290

December 31, 2025	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	362	362	—	—	362
Put option liability	15,002	15,002	15,002	—	—
	15,364	15,364	15,002	—	362

June 30, 2026	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	1,737	1,812	251	1,120	441
Trade and other payables	27,742	27,742	27,742	—	—
	29,479	29,554	27,993	1,120	441

June 30, 2026	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	150	150	—	150	—
Put option liability	15,002	15,002	15,002	—	—
	15,152	15,152	15,002	150	—

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and/or equity prices will affect the Group’s income or the value of its financial instruments. The Company is not exposed to any equity risk.

The objective of the market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

a.	Currency risk

Currency risk is the risk that the values of and cash flows associated with financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Company’s functional currency. The Group is exposed to foreign exchange risk arising from various currency exposures primarily with respect to the Euro, the Russian Ruble, Armenian Dram, Kazakhstani Tenge, United Arab Emirates Dirham, British pound sterling, Japanese Yen and Hong Kong dollar. The Group’s management monitors the exchange rate fluctuations on a continuous basis and acts respectively.

The Group’s exposure to foreign currency risk was as follows:

			Armenian	Kazakhstani	United Arab	British
December 31, 2025	Euro	Russian Ruble	Dram	Tenge	Emirates dirham	pound sterling	Japanese yen	Hong Kong dollar
Assets
Loans receivable	156	—	1	—	—	—	—	—
Trade and other receivables	3,540	—	—	8	—	—	—	—
Cash	23,283	101	551	1,053	—	—	—	—
	26,979	101	552	1,061	—	—	—	—
Liabilities
Lease liabilities	(831)	—	(256)	—	—	—	—	—
Trade and other payables	(5,182)	—	(1,035)	(74)	—	(42)	(34)	—
	(6,013)	—	(1,291)	(74)	—	(42)	(34)	—
Net exposure	20,966	101	(739)	987	—	(42)	(34)	—

			Armenian	Kazakhstani	United Arab	British
June 30, 2026	Euro	Russian Ruble	Dram	Tenge	Emirates dirham	pound sterling	Japanese yen	Hong Kong dollar
Assets
Loans receivable	174	—	—	—	—	—	—	—
Trade and other receivables	7,354	—	12	5	—	—	—	1,777
Cash	20,190	102	73	1,127	—	—	—	—
	27,718	102	85	1,132	—	—	—	1,777
Liabilities
Lease liabilities	(1,460)	—	(276)	—	—	—	—	—
Trade and other payables	(6,805)	—	(1,649)	(174)	—	—	(95)	—
	(8,265)	—	(1,925)	(174)	—	—	(95)	—
Net exposure	19,453	102	(1,840)	958	—	—	(95)	1,777

Sensitivity analysis

A reasonably possible 10% strengthening or weakening of the United States Dollar against the following currencies as at December 31, 2025 and June 30, 2026 would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	Strengthening of	Weakening of US$
December 31, 2025	US$ by 10%	by 10%
Euro	(2,097)	2,097
Russian Ruble	(10)	10
Armenian Dram	74	(74)
Kazakhstani Tenge	(99)	99
United Arab Emirates dirham	—	—
British pound sterling	4	(4)
Japanese yen	3	(3)
	(2,125)	2,125

	Strengthening of	Weakening of US$
June 30, 2026	US$ by 10%	by 10%
Euro	(1,945)	1,945
Russian Ruble	(10)	10
Armenian Dram	184	(184)
Kazakhstani Tenge	(96)	96
United Arab Emirates dirham	—	—
Hong Kong dollar	(178)	178
Japanese yen	10	(10)
	(2,035)	2,035

b.	Interest risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates is minimal as it does not have long-term debt obligations with floating interest rates or material fixed-rate debt instruments carried at fair value.

C.Measurement of fair values

The following table shows a reconciliation from the opening balances to the closing balances for financial liabilities based on Level 3 fair values, except for share warrant liability, which fair valuation was calculated based on Level 3 inputs as at opening balance of year 2025 and 2026.

	Share warrant	Put option
	obligation	liability
Balance at January 1, 2025	365	15,002
Net change in fair value	(100)	—
Balance at June 30, 2025	265	15,002

	Share warrant	Put option
	obligation	liability
Balance at January 1, 2026	362	15,002
Net change in fair value	(212)	—
Balance at June 30, 2026	150	15,002

As at both June 30, 2026 and 2025  there were no financial assets with fair value of Level 3.